CORPORATE INFORMATION	12 Months Ended
Dec. 31, 2022
CORPORATE INFORMATION
CORPORATE INFORMATION

1.CORPORATE INFORMATION

Agnico Eagle Mines Limited (“Agnico Eagle” or the “Company”) is principally engaged in the production and sale of gold, as well as related activities such as exploration and mine development. The Company's mining operations are located in Canada, Australia, Finland and Mexico and the Company has exploration activities in Canada, Europe, Latin America, Australia and the United States. Agnico Eagle is a public company incorporated under the laws of the Province of Ontario, Canada with its head and registered office located at 145 King Street East, Suite 400, Toronto, Ontario, M5C 2Y7. The Company's common shares are listed on the Toronto Stock Exchange and the New York Stock Exchange. Agnico Eagle sells its gold production into the world market. On November 8, 2022 the Company entered into an arrangement agreement with Yamana Gold Inc (“Yamana”) and Pan American Silver Corp. (“Pan American”) pursuant to which Pan American will acquire all of the issued and outstanding shares of Yamana and Yamana will sell the subsidiaries and partnerships that hold Yamana's interests in its Canadian assets to Agnico Eagle, including the Canadian Malartic mine (the “Yamana transaction”) (Note 29).